Gross Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Contingency [Line Items]
Beginning Balance	$ 1,704	$ 1,069
Additions for tax position related to current year		635
Ending Balance	$ 1,704	$ 1,704